Investment in Joint Venture (Details)	2 Months Ended		3 Months Ended		12 Months Ended
	May. 19, 2012 USD ($)	May. 19, 2012 INR (₨)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR (₨)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 INR (₨)	May. 19, 2012 INR (₨)	Oct. 19, 2011 USD ($)	Oct. 19, 2011 INR (₨)
Schedule of Equity Method Investments [Line Items]
Investment in joint venture											$ 6,985	₨ 300,000
Registered capital of the joint venture											$ 20,833	₨ 1,000,000
The company's share of net income (loss) from the joint venture							$ 78,558
TIS [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest in joint venture											30.00%	30.00%
Net income (loss) of the joint venture	$ 50,679	₨ 2,655,392	$ 60,762	₨ 3,053,119				$ (66,017)	₨ (3,385,463)
The company's share of net income (loss) from the joint venture	$ 15,204	₨ 796,618	18,229	₨ 915,936				(19,805)	₨ (1,015,639)
Net loss of the joint venture carryforward								$ 12,820
Acquisition of additional ownership interest	46.00%									46.00%
Additional investment consideration	$ 35,273									₨ 1,917,000
TIS [Member] | Increase (decrease) in equity method Investment [Member]
Schedule of Equity Method Investments [Line Items]
The company's share of net income (loss) from the joint venture			$ 5,409